Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of the year	$ 398,880	$ 67,088
Provision for credit losses	27,406	338,878
Recovery of accounts receivable	(107,191)	(7,038)
Foreign currency translation adjustments	1,242	(48)
Balance at end of the year	$ 320,337	$ 398,880